Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
The following tables provide details of revenue by major products/service offerings and revenue by geography. In the first quarter of 2025, the company announced changes to the reported revenue categories within its Software and Consulting reportable segments. Since these changes did not occur until first-quarter 2025, the periods presented in this Annual Report are reported under the historical reported revenue categories, as shown in the following tables. These changes will not impact the company’s Consolidated Financial Statements or its reportable segments.
Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2024	2023 (1)	2022 (1)
Hybrid Platform & Solutions	$18,808	$17,396	$16,458
Transaction Processing	8,277	7,615	7,171
Total Software	$27,085	$25,011	$23,629
Business Transformation	$9,347	$9,179	$8,834
Application Operations	7,692	7,930	7,494
Technology Consulting	3,653	3,775	3,730
Total Consulting	$20,692	$20,884	$20,058
Hybrid Infrastructure	$8,913	$9,215	$9,451
Infrastructure Support	5,107	5,377	5,837
Total Infrastructure	$14,020	$14,593	$15,288
Financing (2)	$713	$741	$645
Other	$243	$632	$909
Total Revenue	$62,753	$61,860	$60,530
(1)Recast to reflect January 2024 segment changes. Refer to note D, “Segments,” for additional information.
(2)Contains lease and loan financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Schedule of disaggregation of revenue by geography

($ in millions)
For the year ended December 31:	2024	2023	2022
Americas	$31,266	$31,666	$31,057
Europe/Middle East/Africa	19,429	18,492	17,950
Asia Pacific	12,058	11,702	11,522
Total	$62,753	$61,860	$60,530

Schedule of reconciliation of contract balances
The following table provides information about notes and accounts receivable—trade, contract assets and deferred income balances.

($ in millions)
At December 31:	2024	2023
Notes and accounts receivable — trade (net of allowances of $114 in 2024 and $192 in 2023)	$6,804	$7,214
Contract assets (1)	433	505
Deferred income (current)	13,907	13,451
Deferred income (noncurrent)	3,622	3,533
(1)Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

Schedule of notes and accounts receivable - trade allowance for credit losses
The following table provides roll forwards of the notes and accounts receivable—trade allowance for expected credit losses for the years ended December 31, 2024 and 2023.

($ in millions)
January 1, 2024	Additions/(Releases)	Write-offs (1)	Foreign currency and Other	December 31, 2024
$192	$(2)	$(78)	$2	$114

January 1, 2023	Additions/(Releases)	Write-offs (1)	Foreign currency and Other	December 31, 2023
$233	$32	$(79)	$6	$192
(1)The majority of the write-offs during the period related to receivables which had been previously reserved.

Schedule of deferred contract costs

($ in millions)
At December 31:	2024	2023
Capitalized costs to obtain a contract	$794	$686
Deferred costs to fulfill a contract
Deferred setup costs	326	399
Other deferred fulfillment costs	628	755
Total deferred costs (1)	$1,748	$1,841
(1)Of the total deferred costs, $959 million was current and $788 million was noncurrent at December 31, 2024 and $998 million was current and $842 million was noncurrent at December 31, 2023.